CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Apr. 24, 2016	Apr. 26, 2015
Current assets:
Cash and cash equivalents	$ 62,126	$ 66,437
Marketable securities	19,338	19,517
Accounts receivable, net of allowance for doubtful accounts of $1,389 and $1,595, respectively	12,484	10,400
Inventory	5,580	5,689
Deferred income taxes		4,626
Prepaid expenses and other assets	11,006	10,658
Assets held for sale	2,361	2,345
Total current assets	112,895	119,672
Property and equipment, net	810,450	806,365
Other assets:
Goodwill	79,776	79,776
Other intangible assets, net	32,237	33,074
Deferred financing costs, net	3,777	5,648
Restricted cash and investments	9,819	9,193
Prepaid deposits and other	4,996	4,523
Deferred income taxes	1,144
Long-term assets held for sale	139,130	156,084
Total assets	1,194,224	1,214,335
Current liabilities:
Current maturities of long-term debt	80	170
Accounts payable	27,432	17,043
Accrued liabilities:
Payroll and related	34,743	41,012
Property and other taxes	18,814	19,868
Income tax payable	123	125
Interest	14,678	15,350
Progressive jackpots and slot club awards	13,705	13,852
Other	20,646	17,838
Liabilities held for sale	7,326	8,353
Total current liabilities	137,547	133,611
Long-term debt, less current maturities	911,688	979,285
Deferred income taxes	37,902	37,334
Other accrued liabilities	17,557	18,432
Other long-term liabilities	13,912	22,211
Stockholders' equity:
Preferred stock, $.01 par value; 2,000,000 shares authorized; none issued
Additional paid-in capital	244,472	241,899
Retained earnings (deficit)	(152,868)	(199,072)
Total stockholders' equity before treasury stock	92,025	43,248
Treasury stock, 1,300,955 shares at April 24, 2016 and 1,568,875 shares at April 26, 2015	(16,407)	(19,786)
Total stockholders' equity	75,618	23,462
Total liabilities and stockholders' equity	1,194,224	1,214,335
Common Stock
Stockholders' equity:
Common stock	421	421
Class B Common Stock
Stockholders' equity:
Common stock